Guarantor Financials	3 Months Ended
Mar. 31, 2016
Guarantor [Abstract]
Guarantees [Text Block]

NOTE 18. GUARANTOR FINANCIAL INFORMATION

Guarantor and Non-Guarantor Condensed Consolidating Financial information

On October 26, 2015, GE Capital International Funding Company Unlimited Company, formerly GE Capital International Funding Company (the Issuer), then a finance subsidiary of General Electric Capital Corporation, settled its previously announced private offers to exchange (the Exchange Offers) the Issuer’s new senior unsecured notes for certain outstanding debt securities of General Electric Capital Corporation.

The new notes that were issued were composed of $15.3 billion of 0.964% Six Month Notes due April 2016 (which have subsequently been repaid upon maturity), £0.8 billion of 1.363% Six Month Notes due April 2016 (which have subsequently been repaid upon maturity), $6.1 billion of 2.342% Notes due 2020, $2.0 billion of 3.373% Notes due 2025 and $11.5 billion of 4.418% Notes due 2035. These notes were fully and unconditionally, jointly and severally guaranteed by both the Company and GE Capital International Holdings Limited (GECIHL) (each a Guarantor, and together, the Guarantors).

Under the terms of a registration rights agreement entered into in connection with the Exchange Offers, the Issuer and the Company agreed to file a registration statement with the U.S. Securities and Exchange Commission (SEC) for an offer to exchange new senior notes of the Issuer registered with the SEC and guaranteed by the Guarantors for certain of the Issuer’s outstanding unregistered senior notes.

Presentation

In connection with the registration of the senior notes, the Company is required to provide certain financial information regarding the Issuer and the Guarantors of the registered securities. Included are the Condensed Consolidating Statements of Earnings and Comprehensive Income for the three months ended March 31, 2016 and 2015, Condensed Consolidating Statements of Financial Position as of March 31, 2016 and December 31, 2015 and Condensed Consolidating Statements of Cash Flows for the three months ended March 31, 2016 and 2015 for:

  General Electric Company (the Parent Company Guarantor) - prepared with investments in subsidiaries accounted for under the equity method of accounting and excluding any inter-segment eliminations. The equity basis earnings (losses) of subsidiaries are reflected in the captions “Equity in earnings (losses) of affiliates” and “Earnings (loss) from discontinued operations, net of tax”;
  GE Capital International Funding Company Unlimited Company (the Subsidiary Issuer) – incorporated in May 2015 as a finance subsidiary for debt and reflects activity subsequent to the issuance of new notes on October 26, 2015;
  GE Capital International Holdings Limited (GECIHL) (the Subsidiary Guarantor) - prepared with investments in non-guarantor subsidiaries accounted for under the equity method of accounting and reflects activity subsequent to the GE Capital Reorganization on December 3, 2015. The equity basis earnings (losses) of subsidiaries are reflected in the captions “Equity in earnings (losses) of affiliates” and “Earnings (loss) from discontinued operations, net of tax”;
  Non-Guarantor Subsidiaries - prepared on an aggregated basis excluding any elimination or consolidation adjustments and includes predominantly all non-cash adjustments for cash flows;
  Consolidating Adjustments - adjusting entries necessary to consolidate the Parent Company Guarantor with the Subsidiary Issuer, the Subsidiary Guarantor and Non-Guarantor Subsidiaries; and
  Consolidated - prepared on a consolidated basis.

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(in millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Revenues and other income
Sales of goods and services	$10,013	$-	$-	$33,759	$(18,458)	$25,314
Other income	226	-	-	3,441	(3,659)	9
Equity in earnings (loss) of affiliates	908	-	669	13,623	(15,200)	-
GE Capital revenues from services	-	396	297	4,585	(2,756)	2,522
Total revenues and other income	11,146	396	967	55,407	(40,072)	27,845

Costs and expenses
Interest and other financial charges	811	373	931	1,759	(2,137)	1,736
Investment contracts, insurance losses and
insurance annuity benefits	-	-	-	672	(30)	642
Other costs and expenses	10,455	-	36	35,166	(20,429)	25,228
Total costs and expenses	11,266	373	968	37,597	(22,597)	27,606
Earnings (loss) from continuing
operations before income taxes	(120)	24	(1)	17,811	(17,475)	238
Benefit (provision) for income taxes	619	(3)	(3)	(523)	50	139
Earnings (loss) from continuing operations	499	21	(4)	17,288	(17,425)	378
Earnings (loss) from discontinued
operations, net of taxes	(308)	-	(475)	(426)	901	(308)
Net earnings (loss)	191	21	(479)	16,862	(16,525)	69
Less net earnings (loss) attributable to
noncontrolling interests	-	-	-	(26)	(96)	(121)
Net earnings (loss) attributable to
the Company	191	21	(479)	16,887	(16,429)	191
Other comprehensive income (loss)	824	(12)	(182)	268	(74)	824
Comprehensive income (loss) attributable
to the Company	$1,015	$9	$(662)	$17,155	$(16,502)	$1,015

CONDENSED CONSOLIDATING STATEMENT OF EARNINGS (LOSS) AND COMPREHENSIVE INCOME (LOSS)
FOR THE THREE MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(in millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Revenues and other income
Sales of goods and services	$9,672	$-	$-	$31,334	$(17,323)	$23,683
Other income	(198)	-	-	1,047	(707)	142
Equity in earnings (loss) of affiliates	(3,420)	-	-	11,639	(8,219)	-
GE Capital revenues from services	-	-	-	8,556	(6,141)	2,414
Total revenues and other income	6,055	-	-	52,575	(32,390)	26,239

Costs and expenses
Interest and other financial charges	752	-	-	2,369	(2,504)	618
Investment contracts, insurance losses and
insurance annuity benefits	-	-	-	644	(32)	613
Other costs and expenses	10,515	-	-	40,816	(27,943)	23,388
Total costs and expenses	11,267	-	-	43,829	(30,478)	24,619
Earnings (loss) from continuing
operations before income taxes	(5,212)	-	-	8,745	(1,913)	1,621
Benefit (provision) for income taxes	574	-	-	(7,074)	206	(6,294)
Earnings (loss) from continuing operations	(4,638)	-	-	1,672	(1,707)	(4,673)
Earnings (loss) from discontinued
operations, net of taxes	(8,936)	-	-	(2,326)	2,325	(8,936)
Net earnings (loss)	(13,573)	-	-	(654)	618	(13,608)
Less net earnings (loss) attributable to
noncontrolling interests	-	-	-	100	(135)	(35)
Net earnings (loss) attributable to
the Company	(13,573)	-	-	(753)	753	(13,573)
Other comprehensive income (loss)	(4,191)	-	-	(4,990)	4,990	(4,191)
Comprehensive income (loss) attributable
to the Company	$(17,764)	$-	$-	$(5,743)	$5,743	$(17,764)

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
MARCH 31, 2016 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Assets
Cash and equivalents	$2,721	$-	$6	$98,506	$(26,158)	$75,075
Investment securities	6	-	-	40,612	(7,643)	32,974
Receivables - net	77,279	33,749	64,038	74,226	(205,062)	44,229
Inventories	5,974	-	-	21,232	(3,299)	23,907
Property, plant and equipment - net	6,574	-	-	50,161	(2,948)	53,786
Investment in subsidiaries(a)	281,040	-	79,415	425,419	(785,874)	-
Goodwill and intangible assets	7,613	-	-	56,491	18,998	83,102
All other assets	15,547	818	1,192	239,007	(189,058)	67,505
Assets of discontinued operations	-	-	-	-	81,615	81,615
Total assets	$396,755	$34,567	$144,651	$1,005,652	$(1,119,431)	$462,193

Liabilities and equity
Short-term borrowings	$164,043	$16,335	$67,054	$60,598	$(256,948)	$51,082
Accounts payable	6,269	-	-	36,167	(29,286)	13,150
Other current liabilities	13,688	2	25	28,707	(2,375)	40,047
Long-term and non-recourse borrowings	80,107	17,651	46,936	95,152	(104,878)	134,967
All other liabilities	41,560	443	1,070	60,455	(13,314)	90,213
Liabilities of discontinued operations	-	-	-	-	36,944	36,944
Total Liabilities	305,667	34,431	115,084	281,078	(369,857)	366,403

Redeemable noncontrolling interests	-	-	-	2,946	89	3,036

GE shareowners' equity	91,088	136	29,567	719,648	(749,351)	91,088
Noncontrolling interests	-	-	-	1,979	(312)	1,667
Total equity	91,088	136	29,567	721,627	(749,663)	92,755
Total liabilities, redeemable
noncontrolling interests and equity	$396,755	$34,567	$144,651	$1,005,652	$(1,119,431)	$462,193

(a) Included within the subsidiaries of the Subsidiary Guarantor are cash and cash equivalent balances of $37.9 billion and net assets of discontinued operations of $33.6 billion.

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION
DECEMBER 31, 2015

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	Adjustments	Consolidated

Assets
Cash and equivalents	$4,137	$-	$-	$86,955	$(20,609)	$70,483
Investment securities	14	-	-	40,886	(8,927)	31,973
Receivables - net	88,696	33,232	69,306	75,909	(221,286)	45,856
Inventories	5,447	-	-	19,762	(2,694)	22,515
Property, plant and equipment - net	6,540	-	-	56,808	(9,253)	54,095
Investment in subsidiaries(a)	274,471	-	78,505	405,686	(758,662)	-
Goodwill and intangible assets	7,793	-	-	61,413	14,118	83,324
All other assets	15,732	11	915	247,611	(200,393)	63,876
Assets of discontinued operations	-	-	-	-	120,951	120,951
Total assets	$402,828	$33,242	$148,725	$995,030	$(1,086,754)	$493,072

Liabilities and equity
Short-term borrowings	$145,051	$16,204	$71,862	$60,601	$(243,858)	$49,860
Accounts payable	6,096	-	-	37,636	(30,052)	13,680
Other current liabilities	14,482	(1)	17	34,903	(7,860)	41,540
Long-term and non-recourse borrowings	97,471	16,423	46,392	105,801	(118,345)	147,742
All other liabilities	41,455	489	224	57,997	(9,514)	90,652
Liabilities of discontinued operations	-	-	-	-	46,487	46,487
Total Liabilities	304,555	33,115	118,495	296,938	(363,141)	389,962

Redeemable noncontrolling interests	-	-	-	2,888	84	2,972

GE shareowners' equity	98,274	127	30,230	693,589	(723,946)	98,274
Noncontrolling interests	-	-	-	1,616	248	1,864
Total equity	98,274	127	30,230	695,204	(723,697)	100,138
Total liabilities, redeemable
noncontrolling interests and equity	$402,828	$33,242	$148,725	$995,030	$(1,086,754)	$493,072

(a) Included within the subsidiaries of the Subsidiary Guarantor are cash and cash equivalent balances of $40.1 billion and net assets of discontinued operations of $40.0 billion.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
THREE MONTHS ENDED MARCH 31, 2016 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	adjustments	Consolidated

Cash flows – operating activities
Cash from (used for) operating activities -
continuing operations	$(18,196)	$352	$(924)	$(17,005)	$37,625	$1,852
Cash from (used for) operating activities -
discontinued operations	(308)	-	682	(1,370)	(256)	(1,252)
Cash from (used for) operating activities	(18,504)	352	(242)	(18,376)	37,369	599

Cash flows – investing activities
Cash from (used for) investing activities –
continuing operations	12,177	(517)	1,192	76,560	(64,741)	24,671
Cash from (used for) investing activities –
discontinued operations	-	-	-	7,112	-	7,112
Cash from (used for) investing activities	12,177	(517)	1,192	83,672	(64,741)	31,783

Cash flows – financing activities
Cash from (used for) financing activities –
continuing operations	4,911	165	(944)	(47,916)	21,823	(21,961)
Cash from (used for) financing activities –
discontinued operations	-	-	-	(112)	-	(112)
Cash from (used for) financing activities	4,911	165	(944)	(48,028)	21,823	(22,073)
Effect of currency exchange rate changes
on cash and equivalents	-	-	-	31	-	31
Increase (decrease) in cash and equivalents	(1,416)	-	6	17,300	(5,550)	10,340
Cash and equivalents at beginning of year	4,137	-	-	107,350	(20,609)	90,878
Cash and equivalents at March 31	2,721	-	6	124,649	(26,158)	101,218
Less cash and equivalents of discontinued
operations at March 31	-	-	-	26,143	-	26,143
Cash and equivalents of continuing operations
at March 31	$2,721	$-	$6	$98,506	$(26,158)	$75,075

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
THREE MONTHS ENDED MARCH 31, 2015 (UNAUDITED)

	Parent			Non-
	Company	Subsidiary	Subsidiary	Guarantor	Consolidating
(In millions)	Guarantor	Issuer	Guarantor	Subsidiaries	adjustments	Consolidated

Cash flows – operating activities
Cash from (used for) operating activities -
continuing operations	$(13,592)	$-	$-	$(1,947)	$17,541	$2,002
Cash from (used for) operating activities -
discontinued operations	(8,935)	-	-	10,698	2,325	4,088
Cash from (used for) operating activities	(22,527)	-	-	8,752	19,866	6,090

Cash flows – investing activities
Cash from (used for) investing activities –
continuing operations	23,988	-	-	(68,359)	51,265	6,894
Cash from (used for) investing activities –
discontinued operations	-	-	-	(3,055)	-	(3,055)
Cash from (used for) investing activities	23,988	-	-	(71,414)	51,265	3,839

Cash flows – financing activities
Cash from (used for) financing activities –
continuing operations	(929)	-	-	63,743	(69,176)	(6,361)
Cash from (used for) financing activities –
discontinued operations	-	-	-	(1,886)	-	(1,886)
Cash from (used for) financing activities	(929)	-	-	61,857	(69,176)	(8,246)
Effect of currency exchange rate changes
on cash and equivalents	-	-	-	(3,826)	-	(3,826)
Increase (decrease) in cash and equivalents	532	-	-	(4,630)	1,955	(2,143)
Cash and equivalents at beginning of year	4,820	-	-	108,400	(22,203)	91,017
Cash and equivalents at March 31	5,352	-	-	103,770	(20,248)	88,874
Less cash and equivalents of discontinued
operations at March 31	-	-	-	20,137	-	20,137
Cash and equivalents of continuing operations
at March 31	$5,352	$-	$-	$83,633	$(20,248)	$68,736